Nature of Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Personnel costs	$ 9,009	$ 9,209	$ 8,465
Depreciation and amortization	880	1,526	1,575
Professional fees	2,018	1,522	2,538
Offices & facilities expenses	845	530	537
Royalties to third parties	152	107	174
Patent expenses	0	0	890
Board fees & expenses	314	238	170
Other expenses	931	858	847
Total general and administrative expenses	$ 14,149	$ 13,990	$ 15,196